Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Guggenheim Funds Trust
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
A Inst P Shares | Guggenheim Ultra Short Duration Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Ultra Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Ultra Short Duration Fund (the “Fund”) seeks a high level of income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge is imposed on redemptions of Class A shares of the Fund unless you acquire Class A shares of the Fund by exchanging Class A shares of another fund in the Guggenheim family of funds that was subject to a contingent deferred sales charge.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares at the end of the given period) would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing primarily in a diversified portfolio of investment-grade debt securities and similar instruments while maintaining a low duration portfolio (i.e., a duration normally not exceeding one year). The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investments will include: debt securities; financial instruments that are expected to perform similarly to debt securities and investment vehicles that provide exposure to debt securities; and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure to (i.e., with economic characteristics similar to) debt securities or other similar instruments or debt security markets. The Fund may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other funds, including those advised by the Investment Manager or its affiliates. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, agency and non-agency mortgage-backed and other asset-backed securities, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. The Fund may also invest in preferred stock and preferred debt securities. Although the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other markets, including emerging and frontier markets. Such securities may be denominated in foreign currencies. Although the Fund will invest predominantly in investment grade debt instruments, up to 10% of the Fund’s total assets may be invested in securities that are rated below investment grade (also known as “high yield securities” or “junk bonds”) or if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”) to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to a security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest in repurchase agreements, which are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, asset- and mortgage-backed securities, convertible securities and other fixed income securities or a combination thereof. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). With respect to mortgage-backed securities (“MBS”) and other asset-backed securities, the Fund may invest in MBS issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration, the Federal Housing Administration, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other asset-backed securities issued or guaranteed by private issuers. The MBS in which the Fund may invest also include residential mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. The other asset-backed securities in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), commercial real estate CDOs and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or if unrated, determined by the Investment Manager to be of comparable quality. With respect to bank loans, the Fund may purchase participations in, or assignments of, floating rate bank loans that may be secured by real estate or other assets or lend directly, joining a lending syndicate. These participations or assignments may be acquired from banks or brokers that have made the loan or members of the lending syndicate. To seek to enhance the Fund’s debt exposure, hedge against investment risk or increase the Fund’s yield, the Fund may engage in derivatives transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Secured Overnight Financing Rate (“SOFR”) futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps. The Fund may engage in derivative transactions for speculative purposes; to seek to enhance total return; to seek to hedge against fluctuations in securities prices, interest rates or currency rates; to seek to change the effective duration of its portfolio; to seek to manage certain investment risks; as a substitute for the purchase or sale of securities or currencies; and/or to obtain or replicate market exposure. These transactions may create economic leverage in the Fund. The Fund may seek to obtain market exposure to the instruments in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs, “To Be Announced” (“TBA”) transactions and/or dollar rolls). The Fund may also engage in securities lending. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions for investment purposes. The Fund may hold instruments of any duration or maturity but expects, under normal circumstances, to maintain a dollar-weighted average duration of less than one year. Duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration. The Fund follows an actively managed approach that seeks to find a balance between yield and capital preservation. The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each investment (including the investment’s structure), issuer, region and sector, and also considers macroeconomic outlook and geopolitical issues. The Investment Manager may determine to sell an instrument for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, the Investment Manager's credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund does not intend to principally invest in defaulted securities, but if a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments that are inconsistent with the Fund’s principal investment strategies and may be unable to pursue or achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class shares calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Institutional Class and Class A shares compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index).The Fund has included in the table below the performance of the Bloomberg U.S. Aggregate Bond Index in response to a new regulatory requirement that requires the Fund’s broad-based securities market index represent the overall applicable market.For additional information about the indexes, please see Appendix B (Additional Index Information) to the Fund’s prospectus. On November 30, 2018, Guggenheim Strategy Fund I (the “Predecessor Fund”), which also was an investment company registered under the Investment Company Act of 1940, reorganized with and into the Fund, which has adopted the Predecessor Fund’s performance history. Accordingly, the performance information shown below prior to that date reflects the performance of the Predecessor Fund and not that of the Fund. However, the Predecessor Fund’s policies, guidelines and investment objective were the same as those of the Fund’s in all material respects. Because Class P shares of the Fund are not currently offered for sale and do not have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class P shares is shown.The returns shown below for the Predecessor Fund have been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund, exclusive of any applicable expense limitation agreement. As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class shares calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Institutional Class and Class A shares compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class P shares of the Fund are not currently offered for sale and do not have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class P shares is shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has included in the table below the performance of the Bloomberg U.S. Aggregate Bond Index in response to a new regulatory requirement that requires the Fund’s broad-based securities market index represent the overall applicable market.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterDecember 31, 20232.55%Lowest QuarterMarch 31, 2020-1.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class only. After-tax returns for each Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).After-tax returns are shown for Institutional Class only. After-tax returns for each Class will vary.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments (such as collateralized mortgage obligations), generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities. Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in interest rates and other factors difficult to predict, causing their prices to be volatile. Asset-backed securities are also particularly subject to market, liquidity, valuation, prepayment and extension risks, and are also subject to risk of impairment of the value of the underlying asset. Additional risks relating to investments in asset-backed securities may arise principally because of the type of asset-backed securities in which the Fund invests, with such risks primarily associated with the particular assets collateralizing the asset-backed securities, the structure of such asset-backed securities or the tranche or priority of the asset-backed security held by the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Collateralized Loan Obligations and Collateralized Debt Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investing in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the CLO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLOs incur indebtedness by issuing classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults or trading losses. Such losses on the underlying assets are borne first by the holders of subordinate tranches, which may take the form of an equity interest. The Fund’s investments in CLOs may decrease in market value or income when the CLO’s assets experience loan defaults or credit impairment, losses that exceed the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class. Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear many of the same risks as CLOs, including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of the most subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Moreover, CDOs that obtain their exposure through synthetic investments are exposed to risks associated with derivative instruments. The terms of many structured finance investments, including CLOs and CDOs, are tied to SOFR or other reference rates. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments. These may adversely affect the Fund and its investments in CLOs and CDOs, including their value, volatility and liquidity. CLOs, CDOs and their underlying loan obligations are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of investments. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time that are advantageous to the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Commercial Mortgage Backed Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured, for example, by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans. CMBS are subject to the risks of asset-backed securities generally, in particular credit risk and interest rate risk, and the commercial real estate markets. Economic downturns, tightening lending standards and increased interest and lending rates, developments adverse to the commercial real estate markets, and other developments that limit or reduce the activities of and demand for commercial retail and office spaces adversely impact the value of, and income generated by, such securities.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Commercial Paper Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates. The Fund may invest in commercial paper collateralized by other financial assets, such as asset-backed commercial paper. These securities are exposed not only to the risks relating to commercial paper, but also the risks relating to the collateral.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer’s financial conditions become significantly impaired.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter (“OTC”)-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived by market participants, rating agencies, pricing services or otherwise to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services or an actual or perceived change in financial condition or reputation. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the value, price volatility and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Forward Foreign Currency Exchange Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Foreign Currency Exchange Contracts Risk—A forward foreign currency exchange contract is an OTC obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Foreign currency transactions can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. Suitable hedging transactions may not be available in all circumstances. Engaging in forward foreign currency exchange contracts will subject the Fund to counterparty credit risk and any failure to perform by a counterparty could result in a loss to the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Futures Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be traded on a designated contract market or swap execution facility. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Dollar Roll Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of the risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed. Furthermore, investments in or exposure to emerging markets are generally subject to risks in addition to the risks associated with investing in foreign securities, including the risks associated with trading in smaller markets, lower volumes of trading, limited information about issuers and securities, being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements, and being subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline. These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Foreign Securities and Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | High Yield and Unrated Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) are regarded as predominantly speculative by certain rating agencies with respect to the issuer’s continuing ability to meet principal and interest payments. These securities generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit and default risk, including risk of loss (which may be substantial or total loss) of income and principal, than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook, and to real or perceived adverse economic and competitive industry conditions. High yield securities may be issued by companies that ae restructuring, are smaller and less credit worthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. Under unusual or adverse economic, market or political conditions, high yield securities may be particularly susceptible to default risk and increased default rates. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield, below investment grade and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk—Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of previously issued fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns and performance may be adversely affected by changing interest rates and the Fund's net asset value per share may be more volatile during changing interest rate environments. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Investments by Investing Funds and Other Large Shareholders and Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments by Investing Funds and Other Large Shareholders and Redemption Risk—Shares of the Fund are offered as an investment to certain other investment companies (including those advised by the Investment Manager and its affiliates), large retirement plans and other large investors. The Fund is subject to the risk that a large investor will purchase or redeem a large percentage of Fund shares at any time. Such large investors may comprise a significant portion of the Fund's shareholders. Under certain circumstances, a Fund may also experience frequent shareholder transactions, including by large shareholders. To meet large redemption requests, the Fund may have to hold large uninvested cash positions or sell a significant amount of investments to raise the cash needed to satisfy redemption requests at times when it would not otherwise do so or otherwise at disadvantageous times. In turn, the Fund’s performance may suffer, as the Fund may experience increased portfolio turnover and will incur higher transaction costs, realize gains or losses at inopportune times, lose money, hold a less liquid portfolio, or experience other adverse consequences. For example, the sale of portfolio securities will accelerate the realization of taxable capital gains or losses, and purchases or redemptions of a large number of Fund shares relative to the size of the Fund will have adverse tax consequences limiting the use of any capital loss carryforwards and certain other losses to offset any future realized capital gains.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Investment in Investment Vehicles Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Investment Vehicles Risk—The Fund may seek to obtain certain exposure through investments in other investment vehicles. Investing in other investment vehicles, including ETFs, closed-end funds, short-term funds advised by the Investment Manager and/or its affiliates and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Investment in Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Loans Risk—The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk, risk of subordination to other creditors, extension risk and risk of insufficient or lack of protection under the federal securities law. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately because of, among other factors, limited public information regarding the loan or the borrowers and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. This risk is increased if the Fund’s loans are secured by a single asset. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s and the credit group’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants, which require a borrower and the related credit group to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These “covenant-lite” loans or similar debt obligations are particularly subject to the risks associated with investments in loans as described above.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives and reverse repurchase agreements, may cause the Fund to be more volatile and riskier and magnify the Fund's losses to an extent greater than if it had not been leveraged. The use of leverage may also increase the Fund’s sensitivity to various risks and interest rate environments.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Liquidity and Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks. Liquidity and valuation risks are heightened in a changing interest rate or volatile environment, particularly for fixed-income and other debt instruments.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting (or perceived to affect) individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, responses to government actions or interventions as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Certain securities may be difficult to value under such conditions. The Fund's investments may perform poorly or underperform the general securities markets or other types of securities.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Municipal Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk—Municipal securities are subject to a variety of risks generally associated with investments in debt instruments, including credit, interest rate, prepayment, liquidity, and valuation risks, as well as risks specific to municipal securities. The ability of issuers of municipal securities to pay their obligations can be adversely affected by, among other developments or events, (i) unfavorable legislative, tax, political, or other developments or events, including extreme weather, natural or man-made disasters and public health conditions, and (ii) changes in the economic and fiscal conditions of issuers of municipal securities or the federal government (in cases where it provides financial support to such issuers). In addition, the values of, and income generated by, municipal securities may fully or partially depend on a specific revenue or tax source, such as the taxing authority or revenue of a local government, the credit of a private issuer, or the current or anticipated revenues from a specific project. Developments adversely affecting such sources, such as economic, social or public health conditions, would negatively impact the cash flows of such sources and, in turn, municipal securities fully or partially backed by such sources. To the extent the Fund invests a substantial portion of its assets in municipal securities issued by issuers in a particular state, municipality or project or in municipal instruments that finance similar projects, such as those relating to education, health care, transportation, housing, utilities, or water and sewer, the Fund will be particularly sensitive to developments and events adversely affecting such state or municipality or with respect to such projects. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects (such as education, healthcare, transportation and utilities), conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet Fund redemption requests.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Non-Money Market Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Money Market Fund Risk—The Fund is not a money market fund (or equivalent to a money market fund), does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity, and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s net asset value will fluctuate and these fluctuations may be significant on certain days and for certain periods. There can be no guarantee that the Fund will generate higher returns than money market funds.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this occurs, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Real Estate Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate and the real estate market generally. The real estate industry is particularly sensitive to, among other things, economic downturns, changes in interest rates, changes in national, state or local real estate conditions, changes in the availability, cost and terms of mortgages (and other types of financing) and fluctuations in occupancy levels and demand for properties.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Regulatory and Legal Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund, its investments or service providers. These developments impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Repurchase Agreements and Reverse Repurchase Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities or other assets sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Residential Mortgage Backed Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Residential Mortgage-Backed Securities—Residential mortgage-backed securities (“RMBS”) are backed by residential mortgage loans and are particularly subject to the credit risk of the borrower. RMBS are subject to the risks of asset-backed securities generally, in particular credit risk and interest rate risk, and the residential real estate markets. Delinquencies and losses on RMBS generally increase during periods of adverse economic conditions. Investments in non-agency RMBS, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased interest rate, credit and other risks, such as liquidity and valuation risks.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk—Restricted securities, including those acquired through private placement transactions, generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is greater for issuers in emerging markets than issuers in developed countries.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Special Situation Investments Securities in Default Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Special Situation Investments/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default or distressed situations involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value because the investments in the securities and debt of distressed issuers or issuers in default are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | To Be Announced TBA Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	To Be Announced (“TBA”) Transactions Risk—The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept or sell any security that meets specified terms. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. Recently finalized FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | When Issued Forward Commitment and Delayed Delivery Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Zero Coupon and Payment In Kind Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash-pay interest payments. Additionally, investments in payment-in-kind loans are subject to increased price, volatility, credit risk and other risks.
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.33%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	198
5 Years	rr_ExpenseExampleYear05	347
10 Years	rr_ExpenseExampleYear10	$ 783
2015	rr_AnnualReturn2015	0.80%
2016	rr_AnnualReturn2016	1.84%
2017	rr_AnnualReturn2017	1.95%
2018	rr_AnnualReturn2018	1.93%
2019	rr_AnnualReturn2019	2.45%
2020	rr_AnnualReturn2020	1.75%
2021	rr_AnnualReturn2021	0.30%
2022	rr_AnnualReturn2022	(0.58%)
2023	rr_AnnualReturn2023	7.77%
2024	rr_AnnualReturn2024	7.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.31%)
1 Year	rr_AverageAnnualReturnYear01	7.01%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2014
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 34
3 Years	rr_ExpenseExampleYear03	110
5 Years	rr_ExpenseExampleYear05	195
10 Years	rr_ExpenseExampleYear10	$ 441
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years or, if Shorter, Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2018
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	198
5 Years	rr_ExpenseExampleYear05	347
10 Years	rr_ExpenseExampleYear10	$ 783
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Return After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.49%
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	1.47%
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%	[5]
A Inst P Shares | Guggenheim Ultra Short Duration Fund | Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	1.75%	[5]

[1]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2026 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.58%, Institutional Class-0.33%, and Class P-0.58%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[2]	No contingent deferred sales charge is imposed on redemptions of Class A shares of the Fund unless you acquire Class A shares of the Fund by exchanging Class A shares of another fund in the Guggenheim family of funds that was subject to a contingent deferred sales charge.
[3]	Performance reflects return since inception of Class A shares.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	Performance of the benchmark index is shown for the same periods as shown for performance of Institutional Class shares.